Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Basic Earnings Per Share

	2018	2017	2016
Net income/(loss) attributable to owners	710	2,469	437
Coupons on perpetual securities	(102)	(103)	(105)
Coupons on non-cumulative subordinated notes	(11)	(28)	(28)
Net income/(loss) attributable to owners for basic earnings per share calculation	597	2,338	304
Net income/(loss) attributable to common shareholders	593	2,321	302
Net income/(loss) attributable to common shareholders B	4	16	2

Weighted average number of common shares outstanding (in million)	2,036	2,042	2,048
Weighted average number of common shares B outstanding (in million)	571	575	575

Basic earnings per common share (EUR per share)	0.29	1.14	0.15
Basic earnings per common share B (EUR per share)	0.01	0.03	-